Leases - Summary of Quantitative Information about Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Beginning balance	$ 49,600	$ 52,707
Additions	44,529	12,599
Depreciation	(25,091)	(15,706)
Ending balance	$ 69,038	$ 49,600